EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 1,237,202	¥ 804,615	¥ 436,600
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥		4,549
Net income attributable to ordinary shareholders - diluted | ¥		¥ 1,241,751	¥ 804,615	¥ 436,600
Weighted average ordinary shares outstanding - basic		279,272,140	275,139,070	250,533,204
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		12,202,369	7,750,424	5,570,963
Dilutive effect of convertible senior notes		1,599,469
Weighted average ordinary shares outstanding - diluted		293,073,978	282,889,494	256,104,167
Basic earnings per share (in RMB and USD per share) | (per share)	$ 0.68	¥ 4.43	¥ 2.92	¥ 1.74
Diluted earnings per share (in RMB and USD per share) | (per share)	$ 0.65	¥ 4.24	¥ 2.84	¥ 1.70